T. ROWE PRICE Retirement 2060 Fund
February 29,2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 0.7%
T. Rowe Price Funds:
New Income Fund  7,036 8,934 2,590 1,633,615 12,938
U.S. Treasury Long-Term Index
Fund  4,629 6,984 680 1,322,654 9,907
Limited Duration Inflation
Focused Bond Fund  87 5,579 20 1,229,962 5,645
International Bond Fund (USD
Hedged)  2,341 2,209 344 500,940 4,208
Dynamic Global Bond Fund  1,717 1,321 282 341,476 2,643
Total Bond Mutual Funds (Cost $39,455) 35,341
EQUITY MUTUAL FUNDS 98.7%
T. Rowe Price Funds:
Growth Stock Fund  274,724 384,653 64,689 7,652,561 738,319
Value Fund  251,063 418,845 32,157 16,239,400 722,653
U.S. Large-Cap Core Fund  88,160 323,490 14,048 12,229,450 477,071
Equity Index 500 Fund  165,539 239,123 22,062 3,552,128 477,015
Overseas Stock Fund  132,839 216,472 14,420 28,481,837 361,150
International Value Equity Fund  113,327 187,165 13,023 19,538,768 316,333
International Stock Fund  112,441 186,660 12,191 15,727,806 305,119
Real Assets Fund  71,177 217,413 10,957 20,466,514 278,345
Mid-Cap Growth Fund  60,473 114,199 6,951 1,712,492 182,843
Mid-Cap Value Fund  55,399 100,212 7,410 4,999,064 163,719
Emerging Markets Discovery
Stock Fund  48,443 88,071 5,673 9,858,232 129,439
Small-Cap Stock Fund  39,764 74,289 4,652 1,986,514 118,317
Emerging Markets Stock Fund  42,211 76,244 5,888 3,013,825 102,952
Small-Cap Value Fund  33,881 63,337 3,997 1,887,334 97,839
New Horizons Fund (2) 26,571 50,026 3,466 1,307,945 78,215
U.S. Equity Research Fund  59,819 17,017 52,096 647,593 32,568
Total Equity Mutual Funds (Cost $3,987,465) 4,581,897
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  187 62,647 62,382 4,504 448
Total Other Mutual Funds (Cost $447) 448
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.5%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 28,856 106,458 113,456 21,858,215 21,858

T. ROWE PRICE Retirement 2060 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
(continued)
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 5.271%,
4/25/24 (4) 3,000,000 2,976
Total Short-Term Investments (Cost $24,834) 24,834
Total Investments in Securities 100.0%
(Cost $4,052,201) $ 4,642,520
Other Assets Less Liabilities (0.0)% (2,019)
Net Assets 100.0% $ 4,640,501
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 29, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2060 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 33 S&P 500 E-Mini Index contracts 3/24 (8,421) $ (210)
Net payments (receipts) of variation margin to date 172
Variation margin receivable (payable) on open futures contracts $ (38)

T. ROWE PRICE Retirement 2060 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (14) $ (113) $ —
Emerging Markets Discovery Stock Fund  (207) (1,402) 2,037
Emerging Markets Stock Fund  (509) (9,615) 1,087
Equity Index 500 Fund  2,183 94,415 2,133
Growth Stock Fund  10,697 143,631 1,032
International Bond Fund (USD Hedged)  (18) 2 —
International Stock Fund  407 18,209 2,196
International Value Equity Fund  869 28,864 4,470
Limited Duration Inflation Focused Bond Fund  — (1) 15
Mid-Cap Growth Fund  4,277 15,122 528
Mid-Cap Value Fund  4,122 15,518 1,162
New Horizons Fund  (266) 5,084 —
New Income Fund  (280) (442) 250
Overseas Stock Fund  488 26,259 4,107
Real Assets Fund  43 712 2,631
Small-Cap Stock Fund  1,659 8,916 473
Small-Cap Value Fund  1,003 4,618 535
Transition Fund  (398) (4) 56
U.S. Equity Research Fund  2,716 7,828 289
U.S. Large-Cap Core Fund  1,002 79,469 1,675
U.S. Treasury Long-Term Index Fund  (128) (1,026) 146
Value Fund  5,996 84,902 5,497
U.S. Treasury Money Fund, 5.40% — — 730
Totals $ 33,642# $ 520,946 $ 31,049+
# Capital gain distributions from underlying Price funds represented $24,177 of the net realized gain (loss).
+ Investment income comprised $31,049 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2060 Fund
Unaudited
Notes to Porfolio of Investments

T. Rowe Price Retirement 2060 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On February 16, 2024, the fund acquired substantially all of the assets of the T. Rowe Price Retirement I 2060 Fund in exchange for I Class shares of the fund, pursuant to the Agreement and Plan of Reorganization dated June 26, 2023. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2060 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2060 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 35,341 $ — $ — $ 35,341
Equity Mutual Funds 4,581,897 — — 4,581,897
Other Mutual Funds 448 — — 448
Short-Term Investments 21,858 2,976 — 24,834
Total $ 4,639,544 $ 2,976 $ — $ 4,642,520
Liabilities
Futures Contracts* $ 210 $ — $ — $ 210
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2060 Fund

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F144-054Q3 02/24